RELATED PARTY TRANSACTIONS (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2021	Sep. 06, 2017	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Bain
Related Party Transaction [Line Items]
Due to related parties							$ 0			$ 0
Management Fee
Related Party Transaction [Line Items]
Annual management fee		$ 7,500,000
Related party, expense							7,500,000	$ 7,500,000	$ 7,500,000
Management Fee | Bain
Related Party Transaction [Line Items]
Annual management fee		$ 7,500,000
Payment to related party	$ 17,500,000
Related party, expense				$ 1,800,000	$ 5,600,000	$ 19,400,000
Consulting fees
Related Party Transaction [Line Items]
Related party, expense							9,800,000	9,800,000
Due to related parties							$ 0	$ 0
Consulting fees | Bain
Related Party Transaction [Line Items]
Related party, expense			$ 0	$ 2,900,000	3,300,000	2,500,000
Termination Fees | Bain
Related Party Transaction [Line Items]
Related party, expense					$ 400,000	$ 2,700,000